Fair value measurement - Unobservable inputs (Details) - Recurring - Significant Unobservable Inputs (Level 3)	Dec. 31, 2020
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.12
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	44.0